Derivative Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2013
Derivative Financial Instruments [Abstract]
Derivative Instruments, Gain (Loss) [Table Text Block]
During Fiscal 2013, Fiscal 2012 and Fiscal 2011, the Company recognized the following gains (losses) on these derivative contracts:

Derivatives Not Designated as Hedging Instruments Under ASC 815	Amount of (Loss) Gain Recognized in Income on Derivatives			Location of (Loss) or Gain Recognized in Income on Derivatives
	2013	2012	2011
Commodity contracts	$(55)	$—	$—	Cost of goods sold
Foreign exchange contracts	(3,597)	5,916	(5,052)	Other expense, net
Total	$(3,652)	$5,916	$(5,052)
The following table summarizes the impact of derivative instruments on the accompanying Consolidated Statement of Operations for Fiscal 2013, pretax:

Derivatives in ASC 815 Cash Flow Hedging Relationships	Amount of (Loss) Gain Recognized in AOCI on Derivatives (Effective Portion)	Location of (Loss) Gain Reclassified from AOCI into Income (Effective Portion)	Amount of (Loss) Gain Reclassified from AOCI into Income (Effective Portion)	Location of (Loss) Gain Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Loss Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)
Commodity contracts	$(2,615)	Cost of goods sold	$(632)	Cost of goods sold	$(39)
Foreign exchange contracts	884	Net sales	920	Net sales	—
Foreign exchange contracts	(282)	Cost of goods sold	632	Cost of goods sold	—
Total	$(2,013)		$920		$(39)

 The following table summarizes the impact of derivative instruments on the accompanying Consolidated Statement of Operations for Fiscal 2012, pretax:

Derivatives in ASC 815 Cash Flow Hedging Relationships	Amount of Gain (Loss) Recognized in AOCI on Derivatives (Effective Portion)	Location of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	Amount of Loss Reclassified from AOCI into Income (Effective Portion)	Location of Loss Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)
Commodity contracts	$1,606	Cost of goods sold	$(1,148)	Cost of goods sold	$94
Interest rate contracts	15	Interest expense	(864)	Interest expense	—
Foreign exchange contracts	61	Net sales	(474)	Net sales	—
Foreign exchange contracts	(3,506)	Cost of goods sold	(611)	Cost of goods sold	—
Total	$(1,824)		$(3,097)		$94

The following table summarizes the impact of derivative instruments on the accompanying Consolidated Statement of Operations for Fiscal 2011, pretax:

Derivatives in ASC 815 Cash Flow Hedging Relationships	Amount of Loss Recognized in AOCI on Derivatives (Effective Portion)	Location of Loss Reclassified from AOCI into Income (Effective Portion)	Amount of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	Location of Gain (Loss) Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Loss Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)
Commodity contracts	$(1,750)	Cost of goods sold	$2,617	Cost of goods sold	$(47)
Interest rate contracts	(88)	Interest expense	(3,319)	Interest expense	(205)	(A)
Foreign exchange contracts	(487)	Net sales	(131)	Net sales	—
Foreign exchange contracts	(3,667)	Cost of goods sold	(12,384)	Cost of goods sold	—
Total	$(5,992)		$(13,217)		$(252)

(A)	Reclassified from AOCI associated with the prepayment of portions of the Senior Credit Facility.

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The fair value of the Company’s outstanding derivative contracts recorded as assets in the accompanying Consolidated Statements of Financial Position are as follows:

Asset Derivatives		September 30, 2013	September 30, 2012
Derivatives designated as hedging instruments under ASC 815:
Commodity contracts	Receivables—Other	$416	$985
Commodity contracts	Deferred charges and other	3	1,017
Foreign exchange contracts	Receivables—Other	1,719	1,194
Total asset derivatives designated as hedging instruments under ASC 815		2,138	3,196
Derivatives not designated as hedging instruments under ASC 815:
Foreign exchange contracts	Receivables—Other	143	41
Total asset derivatives		$2,281	$3,237

The fair value of the Company’s outstanding derivative contracts recorded as liabilities in the accompanying Consolidated Statements of Financial Position are as follows:

Liability Derivatives		September 30, 2013	September 30, 2012
Derivatives designated as hedging instruments under ASC 815:
Commodity contracts	Accounts payable	$450	$9
Foreign exchange contracts	Accounts payable	4,577	3,063
Foreign exchange contracts	Other long-term liabilities	65	—
Total liability derivatives designated as hedging instruments under ASC 815		$5,092	$3,072
Derivatives not designated as hedging instruments under ASC 815:
Commodity contract	Accounts payable	55	—
Foreign exchange contracts	Accounts payable	5,323	3,967
Foreign exchange contracts	Other long-term liabilities	—	2,926
Total liability derivatives		$10,470	$9,965